CONVERTIBLE DEBENTURES PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Debt Instruments [Abstract]
CONVERTIBLE DEBENTURES PAYABLE

NOTE 8 – CONVERTIBLE DEBENTURES PAYABLE

Convertible debentures as of June 30, 2022:
			Unpaid	Contractual
	Net Carrying Value		Principal	Interest Rates		Contractual	Warrants
Related party convertible debentures:	Current	Long Term	Balance	Cash	PIK	Maturity Date	issued
$3,000,000 convertible debenture amended October 23, 2020(1)	$—	$—	$—	—	—	—	—
$750,000 convertible debenture, December 1, 2020(2)	673,753	—	750,000	4%	6%	12/1/2022	22,727
$800,000 convertible debenture, April 1, 2021(2)	705,041	—	800,000	4%	6%	12/1/2022	24,242
$400,000 convertible debenture, May 1, 2021(2)	349,730	—	400,000	4%	6%	12/1/2022	12,121
$400,000 convertible debenture, June 2, 2021(2)	347,168	—	400,000	4%	6%	12/1/2022	12,121
Total related party convertible debentures, net	$2,075,692	$—	$2,350,000

Convertible debentures:
$350,000 convertible debenture, January 12, 2021(2)	$311,993	$—	$350,000	4%	6%	12/1/2022	29,166
$250,000 convertible debenture, May 21, 2021(2)	218,122	—	250,000	4%	6%	12/1/2022	7,575
$2,079,993 convertible debenture, May 9, 2022(5)	72,466	142,714	2,079,993	10%	—	12/1/2023	—
Total convertible debentures, net	$602,581	$142,714	$2,679,993

Convertible debentures as of September 30, 2021:
			Unpaid	Contractual
	Net Carrying Value		Principal	Interest Rates		Contractual	Warrants
Related party convertible debentures:	Current	Long Term	Balance	Cash	PIK	Maturity Date	issued
$3,000,000 convertible debenture amended October 23, 2020(1)	$530,226	$876,256	$2,715,582	10%	—	12/1/2023	1,183,569
$750,000 convertible debenture, December 1, 2020(2)	—	536,508	750,000	4%	6%	12/1/2022	22,727
$800,000 convertible debenture, April 1, 2021(2)	—	534,114	800,000	4%	6%	12/1/2022	24,242
$400,000 convertible debenture, May 1, 2021(2)	—	259,246	400,000	4%	6%	12/1/2022	12,121
$400,000 convertible debenture, June 2, 2021(2)	—	252,070	400,000	4%	6%	12/1/2022	12,121
Total related party convertible debentures, net	$530,226	$2,458,194	$5,065,582

Convertible debentures:
$350,000 convertible debenture, January 12, 2021(3)	$—	$243,578	$350,000	4%	6%	12/1/2022	29,166
$250,000 convertible debenture, May 21, 2021(4)	—	160,741	250,000	4%	6%	12/1/2022	7,575
Total convertible debentures, net	$—	$404,319	$600,000
(1)	Unsecured convertible debentures (at $0.60 per common share) issued to related parties, amended October 23, 2020, interest at 10% per annum beginning November 1, 2020, monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, we began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023. The debentures are convertible at any time prior to the maturity in whole or in parts into our common shares at a price of $0.60 per common share. We issued 3,550,709 common share purchase warrants, with each warrant exercisable at $0.86 for a period of 10 years. The beneficial conversion feature totaled $612,313 and was recorded as a debt discount. We also recorded the allocated fair value of the warrants, $2,387,687 as additional debt discount. On May 9, 2022, we completed a transfer of these convertible debentures in the aggregate principal amount of $2,068,399 by prepaying the principal and interest owed on such debentures in full under the terms of the debentures and issuing new substantially identical unsecured convertible debentures in the aggregate principal amount of $2,079,993 to a related party.

(2)	On December 1, 2020, we offered, in a private placement, the aggregate offering amount of up to $3,000,000 of Senior Secured Promissory Debentures, with a minimum subscription amount of $250,000 and common stock warrants with an aggregate exercise price of $750,000 and aggregate exercisable warrant shares of 272,727 shares.

We treated the conversion feature as a derivative instrument. At the option of the Senior Secured Promissory Note holders, the notes are convertible at the earlier of a change of control event, a Qualified IPO, both of which are defined in the Promissory Note Agreement or the maturity date of December 1, 2022. If the conversion takes place at the maturity date, the note will be converted in whole or in parts (which cannot be less than 50% of the amount due under the note) into an amount of shares equal to the amount due divided by the average of the VWAP of common stock during each trading day during the thirty trading day period ending one trading day prior to the maturity date. If the conversion takes place at the change of control date, the note will be converted into an amount of shares equal to the amount due divided by the average of the VWAP of common stock during each trading day during the ten trading day period ending one trading day prior to the change of control effective date. In the event of a Qualified IPO, but subject to the closing of such Qualified IPO, the amount due shall convert in full on the closing date of such Qualified IPO into a number of shares equal to the amount due on such closing date divided by the applicable IPO conversion price, as defined in the Promissory Note Agreement.

The Senior Secured Promissory Debentures under the offering accrue cash interest at 4% per annum and payment in kind (PIK) interest at 6% payable in our common stock, determined on a 360-day basis. Cash interest is payable in advance for the period from the issue date to November 30, 2021, and then is payable six months in arrears on June 1, 2022, then six months in arrears on December 1, 2022. The accrued PIK interest is payable in shares of common stock in an amount equal to the amount of PIK Interest accrued as of such date, divided by the volume weighted average price (VWAP) of common stock during each trading day during the ten-trading day period ending one trading day prior to the PIK Interest Payment due dates of June 1, 2021, December 1, 2021, June 1, 2022, and December 1, 2022. The proceeds received upon issuing the Senior Secured Promissory Debentures were first allocated to the fair value of the embedded features with the remainder to the debt host instrument.

●	$750,000 December 1, 2020 debenture the fair value of the conversion feature of $339,216 and the allocated fair value of the warrants of $26,770 were recorded as debenture discount.
●	$350,000 January 12, 2021 debenture the fair value of the conversion feature of $139,751 and the allocated fair value of the warrants of $31,282 were recorded as debenture discount.
●	$800,000 April 1, 2021 debenture the fair value of the conversion feature of $319,431 and the allocated fair value of the warrants of $60,406 were recorded as debenture discount.
●	$400,000 May 1, 2021 debenture the fair value of the conversion feature of $159,715 and the allocated fair value of the warrants of $31,309 were recorded as debenture discount.
●	$250,000 May 21, 2021 debenture the fair value of the conversion feature of $99,822 and the allocated fair value of the warrants of $14,940 were recorded as debenture discount.
●	$400,000 June 2, 2021 debenture the fair value of the conversion feature of $159,715 and the allocated fair value of the warrants of $30,481 were recorded as debenture discount.

(3)	Convertible debentures (at $0.60 per common share) issued to a former officer, interest at 10% per annum, amended as of October 22, 2020, provides those monthly payments of $7,939 including principal and interest are to be made beginning December 1, 2020 through its maturity date of December 1, 2023; secured by 5,000,000 shares of our common stock which are owned by the Chief Executive Officer. The debenture is convertible at any time prior to December 1, 2023, in whole or in parts into our common stock at a price of $0.60 per common share. As the effective conversion rate based on the principal $287,000 was $0.60 per share which was less than our stock price on the date of issuance, a beneficial conversion feature was present at the issuance date. The beneficial conversion feature totaled $30,996 and was recorded as a debt discount. For the nine months ended September 30, 2021, principal payments totaled $29,939. On July 2, 2021, $216,105 total debenture and $1,800 of unpaid accrued interest was converted into 363,176 shares of common stock and we recognized a gain on debt extinguishment of $15,006 on debenture discount.

(4)	Secured convertible debenture (primary interest in all of our assets), interest at 11% per annum, accrued monthly and the outstanding principal and unpaid accrued interest was due January 8, 2021. $326,143 total debenture and $50,213 of unpaid accrued interest was converted into 1,003,618 shares of common stock on January 8, 2021. The lender received 1,003,618 shares of common stock from this conversion and we recognized no gain or loss.

(5)	On May 9, 2022, we completed a transfer of certain of our outstanding unsecured convertible debentures in the aggregate principal amount of $2,068,399 (the “Old Debentures”) by prepaying the principal and interest owed on such debentures in full under the terms of the debentures and issuing new substantially identical unsecured convertible debentures in the aggregate principal amount of $2,079,993 (the “New Debentures”) to a related party (the “Transfer”). The New Debentures, like the Old Debentures, mature on December 1, 2023, require monthly installments of principal and interest at 10% per annum and are convertible at any time prior to the maturity in whole or in part into our common shares at a price of $1.80 per common share. We had previously sought, but did not receive, certain concessions from the holders of the Old Debentures related to ongoing monthly principal and interest payments and the conversion of the Old Debentures into shares of our common stock in connection with any significant public equity capital raise by us. In connection with the issuance of the New Debentures, the holder thereof (the “Transferee”) has agreed to a cessation of principal and interest payments on the
New Debentures until December 1, 2022, at which time accrued interest would be paid in a lump sum in cash and monthly principal and interest payments would resume. The Transferee has further agreed to convert the New Debentures into shares of our common stock upon any significant public equity capital raise by us.

The following table presents the interest expense related to the contractual interest coupon and the amortization of debt discounts on the convertible debentures:

	Nine months ended June 30,
	2022	2021
Interest expense	$385,086	$488,248
Amortization of debt discounts	1,199,498	954,081
Total	$1,584,584	$1,442,329

For the three months remaining 2022	$—
2023	4,795,763
2024	234,230
Convertible debentures payable, related and non-related party	5,029,993
Less: Debt discount on convertible debentures payable	(2,209,006)
Total convertible debentures payable, related and non-related party, net	$2,820,987

NOTE 12 – CONVERTIBLE DEBENTURES PAYABLE

Convertible debentures as of September 30, 2021:
			Unpaid	Contractual
	Net Carrying Value		Principal	Interest Rates		Contractual	Warrants
	Current	Long Term	Balance	Cash	PIK	Maturity Date	issued
Related party convertible debentures:
$3,000,000 convertible debenture amended October 23, 2020(1)	$530,226	$876,256	$2,715,582	10%		12/1/2023	1,183,569
$750,000 convertible debenture, December 1, 2020(2)	—	536,508	750,000	4%	6%	12/1/2022	22,727
$800,000 convertible debenture, April 1, 2021(2)	—	534,114	800,000	4%	6%	12/1/2022	24,242
$400,000 convertible debenture, May 1, 2021(2)	—	259,246	400,000	4%	6%	12/1/2022	12,121
$400,000 convertible debenture, June 2, 2021(2)	—	252,070	400,000	4%	6%	12/1/2022	12,121
Total related party convertible debentures, net	$530,226	$2,458,193	$5,065,582
Convertible debentures:
$287,000 convertible debenture converted July 1, 2021(3)	$—	$—	$—	10%		7/1/2021
$400,000 convertible debenture converted January 8, 2021(4)	—	—	—	11%		1/8/2021
$350,000 convertible debenture, January 12, 2021(2)	—	243,579	350,000	4%	6%	12/1/2022	29,166
$250,000 convertible debenture, May 21, 2021(2)	—	160,741	250,000	4%	6%	12/1/2022	7,575
Total convertible debentures, net	$—	$404,320	$600,000

Convertible debentures as of September 30, 2020:
			Unpaid	Contractual
	Net Carrying Value		Principal	Interest Rates		Contractual	Warrants
	Current	Long Term	Balance	Cash	PIK	Maturity Date	issued
Related party convertible debentures:
$3,000,000 convertible debenture amended October 23, 2020(1)	$—	$1,239,677	$3,150,411	10%		12/1/2023	1,183,569
Total related party convertible debentures, net	$—	$1,239,677	$3,150,411

Convertible debentures:
$287,000 convertible debenture amended October 22, 2020(3)	$89,561	$177,799	$287,000	10%		7/1/2021
$400,000 convertible debenture amended August 20, 2019(4)	326,143	—	326,143	11%		1/8/2021
Total convertible debentures, net	$415,704	$177,799	$613,143
(1)	Unsecured convertible debentures (at $0.60 per common share) issued to related parties, amended October 23, 2020, interest at 10% per annum beginning November 1, 2020, monthly payments of unpaid interest accrued at 12.5% per annum will be paid in arrears through March 31, 2021, beginning April 1, 2021, the Company began paying equal monthly installments of principal and interest at 10% per annum through December 1, 2023. The debentures are convertible at any time prior to the maturity in whole or in parts into common shares of the Company at a price of $0.60 per common share. The Company issued 3,550,709 common share purchase warrants, with each warrant exercisable at $0.86 for a period of 10 years. The beneficial conversion feature totaled $612,313 and was recorded as a debt discount. The Company also recorded the allocated fair value of the warrants $2,387,687 as additional debt discount.

(2)	On December 1, 2020, the Company offered, in a private placement, the aggregate offering amount of up to $3,000,000 of Senior Secured Promissory Debentures, with a minimum subscription amount of $250,000 and common stock warrants with an aggregate exercise price of $750,000 and aggregate exercisable warrant shares of 272,727 shares.

The Company treated the conversion feature as a derivative instrument. At the option of the Senior Secured Promissory Note holders, the notes are convertible at the earlier of a change of control event, a Qualified IPO, both of which are defined in the Promissory Note Agreement or the maturity date of December 1, 2022. If the conversion takes place at the maturity date, the note will be converted in whole or in parts (which cannot be less than 50% of the amount due under the note) into an amount of shares equal to the amount due divided by the average of the VWAP of common stock during each trading day during the thirty trading day period ending one trading day prior to the maturity date. If the conversion takes place at the change of control date, the note will be converted into an amount of shares equal to the amount due divided by the average of the VWAP of common stock during each trading day during the ten trading day period ending one trading day prior to the change of control effective date. In the event of a Qualified IPO, but subject to the closing of such Qualified IPO, the amount due shall convert in full on the closing date of such Qualified IPO into a number of shares equal to the amount due on such closing date divided by the applicable IPO conversion price, as defined in the Promissory Note Agreement.

The Senior Secured Promissory Debentures under the offering accrue cash interest at 4% per annum and payment in kind (PIK) interest at 6% payable in the Company’s common stock, determined on a 360-day basis. Cash interest is payable in advance for the period from the issue date to November 30, 2021, and then is payable six months in arrears on June 1, 2022, then six months in arrears on December 1, 2022. The accrued PIK interest is payable in shares of common stock in an amount equal to the amount of PIK Interest accrued as of such date, divided by the volume weighted average price (VWAP) of common stock during each trading day during the ten-trading day period ending one trading day prior to the PIK Interest Payment due dates of June 1, 2021, December 1, 2021, June 1, 2022, and December 1, 2022.

The proceeds received upon issuing the Senior Secured Promissory Debentures were first allocated to the fair value of the embedded features with the remainder to the debt host instrument.

●	$750,000 December 1, 2020 debenture the fair value of the conversion feature of $339,216 and the allocated fair value of the warrants of $26,770 were recorded as debenture discount.
●	$350,000 January 12, 2021 debenture the fair value of the conversion feature of $139,751 and the allocated fair value of the warrants of $31,282 were recorded as debenture discount.
●	$800,000 April 1, 2021 debenture the fair value of the conversion feature of $319,431 and the allocated fair value of the warrants of $60,406 were recorded as debenture discount.
●	$400,000 May 1, 2021 debenture the fair value of the conversion feature of $159,715 and the allocated fair value of the warrants of $31,309 were recorded as debenture discount.
●	$250,000 May 21, 2021 debenture the fair value of the conversion feature of $99,822 and the allocated fair value of the warrants of $14,940 were recorded as debenture discount.
●	$400,000 June 2, 2020 debenture the fair value of the conversion feature of $159,715 and the allocated fair value of the warrants of $30,481 were recorded as debenture discount.

(3)

Convertible debentures (at $0.60 per common share) issued to a former officer of the Company, interest at 10% per annum, amended as of October 22, 2020, provides those monthly payments of $7,939 including principal and interest are to be made beginning December 1, 2020 through its maturity date of December 1, 2023; secured by 5,000,000 shares of the Company’s common stock which are owned by the Company’s Chief Executive Officer. The debenture is convertible at any time prior to December 1, 2023, in whole or in parts into common stock of the Company at a price of $0.60 per common share. As the effective conversion rate based on the principal $287,000 was $0.60 per share which was less than the Company’s stock price on the date of issuance, a beneficial conversion feature was present at the issuance date. The beneficial conversion feature totaled $30,996 and was recorded as a debt discount. For the twelve months ended September 30, 2021, principal payments totaled $40,956. On July 2, 2021, $216,105 total debenture and $1,800 of unpaid accrued interest was converted into 363,176 shares of common stock and the Company recognized a gain on debt extinguishment of $15,006 on debenture discount.

(4)

Secured convertible debenture (primary interest in all Company assets), interest at 11% per annum, accrued monthly and the outstanding principal and unpaid accrued interest was due January 8, 2021. $326,143 total debenture and $50,213 of unpaid accrued interest was converted into 1,003,618 shares of common stock on January 8, 2021. The lender received 1,003,618 shares of common stock from this conversion and the Company recognized no gain or loss.

The following table presents the interest expense related to the contractual interest coupon and the amortization of debt discounts on the convertible debentures:

	Twelve months ended September 30,
	2021	2020
Interest expense	$605,839	$303,936
Interest accretion	449,096	0
Amortization of debt discounts	621,274	630,992
Total	$1,676,209	$934,928

Maturity analysis under total convertible debentures, net are as follows:

For the years ended September 30,
2022	$1,132,205
2023	4,200,761
2024	332,619
Convertible debentures payable, related and non related party	5,665,585
Less: Debt discount on convertible debentures payable	(2,272,847)
Total convertible debentures payable, related and non related party, net	$3,392,738